LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES [Abstract]
Right-of-Use Assets
The consolidated statements of financial position show the following amounts relating to the right-of-use assets:

	At December 31,
In thousands of USD	2023	2022
Right-of-use assets
- Land and buildings	58,626	60,082
Investment properties
- Leasehold land	5,314	5,547

Provision for Restoration
The following table represents the movement of the restoration provision:

In thousands of USD
Restoration provision at December 31, 2021	-
Recognition through asset acquisition	1,343
Change in provision	-
Restoration provision at December 31, 2022	1,343
Change in provision	-
Exchange adjustments	20
Restoration provision at December 31, 2023	1,363

Lease Liabilities
The consolidated statements of financial position show the following amounts relating to the lease liabilities:

	At December 31,
In thousands of USD	2023	2022
Lease liabilities mature within 12 months	5,288	4,973
Lease liabilities mature over 12 months	64,923	65,452
Total lease liabilities *	70,211	70,425

*
Lease liabilities in amount of approximately US$4.6 million and US$4.7 million was related to the leasehold land included in the investment properties as of December 31, 2023 and 2022, respectively. See Note 12.

Recognized in Profit or Loss
Amounts recognized in profit or loss:

	Years ended December 31,
In thousands of USD	2023	2022	2021
Depreciation expense of right-of-use assets	6,624	5,371	4,636
Gain on lease modification	-	-	(205)
Interest expense *	2,605	2,425	1,217
Expenses relating to variable payment leases	224	639	610
Expenses relating to short-term leases	286	527	351
Total	9,739	8,962	6,609

*
The interest expense includes the amount related to the leasehold land included in the investment properties for the years ended December 31, 2023, 2022 and 2021 of approximately US$0.2 million, US$0.1 million and nil, respectively. See Note 12.